Risk/Return Detail Data - VIPAssetManagerGrowthPortfolio-InvestorPRO	Nov. 29, 2024
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPAssetManagerGrowthPortfolio-InvestorPRO | VIP Asset Manager Growth Portfolio
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Variable Insurance Products Asset Manager: Growth PortfolioInvestor ClassApril 29, 2024Prospectus
Strategy Narrative [Text Block]	Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.